Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Guarantee Obligations And Other Off-Balance Sheet Instruments [Abstract]
Guarantees which are participated out to third parties	¥ 168,800,000,000	¥ 147,300,000,000
Contractual maturities in years of which guarantees of housing loans are mainly comprised	over 5
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	5,250,000,000,000	4,931,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,576,404,000,000	1,904,425,000,000
Carrying amount of options sold	1,528,190,000,000	1,857,441,000,000
Allowance for off-balance sheet instruments	¥ 33,998,000,000	¥ 38,582,000,000
Lending-related commitments which expire within one year, in percentage	76.00%
Lending-related commitments which expire from one year to five years, in percentage	22.00%
Lending-related commitments which expire after five years, in percentage	2.00%